Financial Instruments - Currency Risk- Sensitivity Analysis (Detail) - Ten percentage weakening in foreign currency vs us [member] $ in Millions	Dec. 31, 2024 USD ($)
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	$ 3
Receivables under indemnification arrangement and contingent receivables	(27)
Non-permanent intercompany loans	96
Total impact on earnings	72
British Pounds Sterling [Member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	1
Receivables under indemnification arrangement and contingent receivables	(24)
Non-permanent intercompany loans	7
Total impact on earnings	(16)
Euros [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	(1)
Receivables under indemnification arrangement and contingent receivables	(1)
Non-permanent intercompany loans	8
Total impact on earnings	6
Canada, Dollars [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	1
Receivables under indemnification arrangement and contingent receivables	0
Non-permanent intercompany loans	63
Total impact on earnings	64
Other Currencies [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	2
Receivables under indemnification arrangement and contingent receivables	(2)
Non-permanent intercompany loans	18
Total impact on earnings	$ 18